Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Share-based Payment Arrangement, Option [Member] Ordinary Shares [Member]	Share-based Payment Arrangement, Option [Member] Additional Paid-in Capital [Member]	Share-based Payment Arrangement, Option [Member] Retained Earnings [Member]	Share-based Payment Arrangement, Option [Member] Treasury Stock [Member]	Employee Stock Purchase Plan [Member] Ordinary Shares [Member]	Employee Stock Purchase Plan [Member] Additional Paid-in Capital [Member]	Employee Stock Purchase Plan [Member] Retained Earnings [Member]	Employee Stock Purchase Plan [Member] Treasury Stock [Member]	Employee Stock Purchase Plan [Member]	Restricted Share Units [Member] Ordinary Shares [Member]	Restricted Share Units [Member] Additional Paid-in Capital [Member]	Restricted Share Units [Member] Retained Earnings [Member]	Restricted Share Units [Member] Treasury Stock [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2018														1,669,036,600
Balance at Dec. 31, 2018														$ 33	$ 143,115	$ (45,912)	$ 4,851	$ (177)	$ 4,674	$ (22,864)	$ 79,046
Shares for exercise of stock options (in shares)														256,900
Shares for exercise of stock options															7						7
Shares for Employee Stock Purchase Plan (in shares)														4,264,200
Shares for Employee Stock Purchase Plan															109						109
Shares vested under restricted share units (in shares)														28,661,400
Shares vested under restricted share units														$ 1	(1)
Acquisition of treasury stock																				(510)	(510)
Treasury stock reissued (in shares)	(256,900)				(4,264,200)					(28,661,400)
Treasury stock reissued		$ (16)				$ (122)				$ (1)	$ (1,070)
Treasury stock reissued				$ 16			$ (136)	$ 258				$ (686)	$ 1,757
Stock-based compensation															1,462						1,462
Net income (loss) (in thousands)																(5,039)					(5,039)
Unrealized pension (loss) gain																		65	65		65
Foreign currency translation adjustments																	(85)		(85)		(85)
Balance (in shares) at Dec. 31, 2019														1,669,036,600
Balance at Dec. 31, 2019														$ 33	143,484	(51,773)	4,766	(112)	4,654	(21,343)	75,055
Shares for exercise of stock options (in shares)														10,907,100
Shares for exercise of stock options															476						476
Shares for Employee Stock Purchase Plan (in shares)														2,485,400
Shares for Employee Stock Purchase Plan															78						78
Shares vested under restricted share units (in shares)														38,713,500
Shares vested under restricted share units														$ 1	(1)
Acquisition of treasury stock																				(146)	(146)
Treasury stock reissued (in shares)	(10,907,100)				(2,485,400)					(38,713,500)
Treasury stock reissued		(634)				(78)				$ (1)	(1,317)
Treasury stock reissued			$ (18)	652			$ (72)	149	$ (1)			(1,008)	2,326
Stock-based compensation															1,414						1,414
Net income (loss) (in thousands)																6,127					6,127
Unrealized pension (loss) gain																		4	4		4
Foreign currency translation adjustments																	1,082		1,082		1,082
Balance (in shares) at Dec. 31, 2020														1,669,036,600
Balance at Dec. 31, 2020														$ 33	143,422	(46,744)	5,848	(108)	5,740	(18,362)	$ 84,089
Shares for exercise of stock options (in shares)														31,670,950							31,670,950
Shares for exercise of stock options														$ 1	1,626						$ 1,627
Shares for Employee Stock Purchase Plan (in shares)														1,068,250
Shares for Employee Stock Purchase Plan															126						126
Shares vested under restricted share units (in shares)														34,819,500
Shares vested under restricted share units														$ 1	(1)
Acquisition of treasury stock																				(482)	(482)
Treasury stock reissued (in shares)	(31,670,950)				(1,068,250)					(34,819,500)
Treasury stock reissued	$ (1)	$ (1,893)				$ (64)				$ (1)	$ (1,554)
Treasury stock reissued				$ 1,894				$ 64				$ (527)	$ 2,082
Stock-based compensation															1,878						1,878
Net income (loss) (in thousands)																12,113					12,113
Unrealized pension (loss) gain																		(16)	(16)		(16)
Foreign currency translation adjustments																	149		149		149
Balance (in shares) at Dec. 31, 2021														1,669,036,600
Balance at Dec. 31, 2021														$ 33	$ 143,540	$ (35,158)	$ 5,997	$ (124)	$ 5,873	$ (14,804)	$ 99,484